UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

U.S. Government Money Market Select Fund

: AAOXX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about American Beacon U.S. Government Money Market Select Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Ticker Symbol	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAOXX	$21	0.20%

Key Fund Statistics

Total Net Assets	$551,332,554
# of Portfolio Holdings	59
Total Management Fees Paid	$630,241

What did the Fund invest in?

Asset Allocation - % Investments

U.S. Government Agency Obligations	47.2
U.S. Treasury Repurchase Agreements	45.3
U.S. Treasury Obligations	5.6
Government Agency Repurchase Agreements	1.8
Investment Companies	0.1

Effective Maturity Distribution - % Net Assets

Effective Maturity Distribution (%)	Header
1 to 7 Days	47.1
8 to 30 Days	1.8
31 to 90 Days	24.1
91 to 180 Days	27.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

U.S. Government Money Market Select Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - December 31, 2024

USGMMS 1224

Class U.S. Government Money Market Select: AAOXX

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Account Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$43,338	12/31/23
$43,762	12/31/24

(b)
Audit Related Fees	Fiscal Year Ended
$0	12/31/23
$0	12/31/24

(c)
Tax Fees(1)	Fiscal Year Ended
$10,900	12/31/23
$7,000	12/31/24

(d)
All Other Fees	Fiscal Year Ended
$0	12/31/23
$0	12/31/24

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$10,900	$32,969	N/A	12/31/23
$7,000	$107,469	N/A	12/31/24

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Select Funds

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon®
SELECT FUNDS

2024

ANNUAL FINANCIAL STATEMENTS

December 31, 2024

U.S. GOVERNMENT MONEY MARKET SELECT FUND

USGMMS 1224

American Beacon Select Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Select Funds December 31, 2024

Additional Fund Information	Back Cover

American Beacon U.S. Government Money Market Select FundSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Select Funds and Shareholders of American Beacon U.S. Government Money Market Select Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon U.S. Government Money Market Select Fund (one of the funds constituting American Beacon Select Funds, referred hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2021 and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

February 27, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

December 31, 2024

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 99.80%

U.S. Government Agency Obligations - 47.12%
Federal Farm Credit Banks Funding Corp.,
4.410%, Due 2/7/2025, (1 day USD SOFR + 0.040%)A	$5,000,000	$5,000,000
4.415%, Due 2/12/2025, (1 day USD SOFR + 0.045%)A	5,000,000	5,000,000
4.475%, Due 2/20/2025, (1 day USD SOFR + 0.105%)A	5,000,000	5,000,000
4.510%, Due 2/26/2025, (1 day USD SOFR + 0.140%)A	5,000,000	4,999,928
4.500%, Due 4/10/2025, (1 day USD SOFR + 0.130%)A	10,000,000	9,999,975
4.490%, Due 4/15/2025, (1 day USD SOFR + 0.120%)A	5,000,000	5,000,000
4.510%, Due 4/25/2025, (1 day USD SOFR + 0.140%)A	5,000,000	4,999,392
4.495%, Due 5/20/2025, (1 day USD SOFR + 0.125%)A	5,000,000	5,000,000
4.515%, Due 6/27/2025, (1 day USD SOFR + 0.145%)A	5,000,000	5,000,000
4.520%, Due 7/11/2025, (1 day USD SOFR + 0.150%)A	5,000,000	5,000,000
4.445%, Due 10/9/2025, (1 day USD SOFR + 0.075%)A	5,000,000	5,000,000
4.465%, Due 11/10/2025, (Fed Funds Rate + 0.135%)A	5,000,000	4,999,766
4.475%, Due 1/8/2026, (1 day USD SOFR + 0.105%)A	10,000,000	10,000,282
4.475%, Due 2/23/2026, (1 day USD SOFR + 0.105%)A	4,000,000	4,000,000
4.470%, Due 2/25/2026, (1 day USD SOFR + 0.100%)A	5,000,000	5,000,000
4.420%, Due 3/27/2026, (Fed Funds Rate + 0.090%)A	5,000,000	5,000,000
4.445%, Due 4/15/2026, (Fed Funds Rate + 0.115%)A	3,000,000	3,000,000
4.475%, Due 4/24/2026, (1 day USD SOFR + 0.105%)A	3,000,000	3,000,000
4.490%, Due 5/8/2026, (1 day USD SOFR + 0.120%)A	4,000,000	4,000,000
4.495%, Due 6/18/2026, (1 day USD SOFR + 0.125%)A	3,000,000	3,000,000
4.500%, Due 6/26/2026, (1 day USD SOFR + 0.130%)A	3,000,000	3,000,000
4.500%, Due 7/23/2026, (1 day USD SOFR + 0.130%)A	5,000,000	5,000,000
4.495%, Due 8/27/2026, (1 day USD SOFR + 0.125%)A	3,000,000	3,000,000
4.510%, Due 9/4/2026, (1 day USD SOFR + 0.140%)A	5,000,000	5,000,000
4.485%, Due 9/16/2026, (Fed Funds Rate + 0.155%)A	5,000,000	4,998,716

		122,998,059

Federal Home Loan Bank Discount Notes,
4.398%, Due 2/5/2025	5,000,000	4,979,647
4.484%, Due 2/12/2025	10,000,000	9,950,174
4.545%, Due 2/21/2025	5,000,000	4,969,201
4.552%, Due 2/26/2025	2,500,000	2,483,042
4.423%, Due 3/12/2025	12,000,000	11,900,755
4.352%, Due 3/14/2025	5,000,000	4,958,090
4.551%, Due 3/18/2025	4,000,000	3,963,083
4.400%, Due 3/19/2025	15,000,000	14,864,139
4.459%, Due 3/21/2025	19,000,000	18,821,267
4.542%, Due 3/26/2025	8,000,000	7,918,545
4.449%, Due 4/2/2025	5,500,000	5,440,500
4.346%, Due 4/16/2025	5,000,000	4,938,929
4.453%, Due 4/23/2025	5,000,000	4,933,400
4.321%, Due 6/25/2025	5,800,000	5,682,961

		105,803,733

Federal Home Loan Banks,
4.485%, Due 1/17/2025, (1 day USD SOFR + 0.115%)A	5,000,000	5,000,000
4.500%, Due 1/27/2025, (1 day USD SOFR + 0.130%)A	5,000,000	5,000,000
4.470%, Due 4/6/2026, (1 day USD SOFR + 0.100%)A	5,000,000	5,000,000

		15,000,000

Federal Home Loan Mortgage Corp.,
4.460%, Due 1/26/2026, (1 day USD SOFR + 0.090%)A	4,000,000	4,000,000
4.470%, Due 2/9/2026, (1 day USD SOFR + 0.100%)A	3,000,000	3,000,000
4.485%, Due 4/2/2026, (1 day USD SOFR + 0.115%)A	2,000,000	2,000,000

		9,000,000

Federal National Mortgage Association,
4.505%, Due 8/21/2026, (1 day USD SOFR + 0.135%)A	3,000,000	3,000,000
4.510%, Due 11/20/2026, (1 day USD SOFR + 0.140%)A	2,000,000	2,000,000
4.510%, Due 12/11/2026, (1 day USD SOFR + 0.140%)A	2,000,000	2,000,000

		7,000,000

Total U.S. Government Agency Obligations (Cost $259,801,792)		259,801,792

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

December 31, 2024

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 99.80% (continued)

U.S. Treasury Obligations - 5.58%
U.S. Treasury Bills,
4.593%, Due 2/11/2025	$5,000,000	$4,975,158
4.596%, Due 2/18/2025	6,000,000	5,965,011
4.592%, Due 2/25/2025	6,000,000	5,959,833
4.514%, Due 3/4/2025	8,000,000	7,940,518
4.519%, Due 3/18/2025	3,000,000	2,972,547
4.403%, Due 4/8/2025	3,000,000	2,965,748

		30,778,815

Total U.S. Treasury Obligations (Cost $30,778,815)		30,778,815

	Shares

Investment Companies - 0.12% (Cost $668,947)
Fidelity Investments Money Market Government Portfolio (Institutional), 4.39%B	668,947	668,947

	Principal Amount

Government Agency Repurchase Agreements - 1.82% (Cost $10,000,000)
Goldman Sachs & Co. LLC, 4.30%, Acquired on 12/31/2024, Due 1/2/2025 at $10,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $10,200,000, 2.000% - 6.500% , 1/1/2035 - 11/1/2054)	$10,000,000	10,000,000

U.S. Treasury Repurchase Agreements - 45.16%
Bank of America NA, 4.45%, Acquired on 12/31/2024, Due 1/2/2025 at $100,000,000 (Held at Bank of New York Mellon, Collateralized by a U.S. Treasury Obligation, Valued at $102,000,021, 0.625%, 5/15/2030 )	100,000,000	100,000,000
Credit Agricole CIB, 4.43%, Acquired on 12/31/2024, Due 1/2/2025 at $99,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligations, Valued at $102,960,045, 0.375% - 3.375%, 4/30/2025 - 5/15/2033)	99,000,000	99,000,000
Societe Generale SA, 4.43%, Acquired on 12/31/2024, Due 1/2/2025 at $50,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligations, Valued at $51,013,373, 0.125% - 2.750%, 2/15/2028 - 7/15/2030)	50,000,000	50,000,000

Total U.S. Treasury Repurchase Agreements (Cost $249,000,000)		249,000,000

TOTAL INVESTMENTS - 99.80% (Cost $550,249,554)		550,249,554
OTHER ASSETS, NET OF LIABILITIES - 0.20%		1,083,000

TOTAL NET ASSETS - 100.00%		$551,332,554

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2024.

B 7-day yield.

LLC - Limited Liability Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

December 31, 2024

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

US Government Money Market Select Fund	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$–	$259,801,792	$–	$259,801,792
U.S. Treasury Obligations	–	30,778,815	–	30,778,815
Investment Companies	668,947	–	–	668,947
Government Agency Repurchase Agreements	–	10,000,000	–	10,000,000
U.S. Treasury Repurchase Agreements	–	249,000,000	–	249,000,000

Total Investments in Securities - Assets	$668,947	$549,580,607	$–	$550,249,554

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended December 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments in unaffiliated securities, at amortized cost†	$291,249,554
Repurchase agreements, at cost#	259,000,000
Dividends and interest receivable	1,250,745
Receivable for fund shares sold	101,453
Prepaid expenses	13,000

Total assets	551,614,752

Liabilities:
Payable for fund shares redeemed	1,985
Payable for expense recoupment (Note 2)	26,350
Dividends payable	86,886
Management and sub-advisory fees payable (Note 2)	49,488
Transfer agent fees payable (Note 2)	6,163
Custody and fund accounting fees payable	18,753
Professional fees payable	58,052
Registration fees payable	27,308
Trustee fees payable (Note 2)	611
Payable for prospectus and shareholder reports	6,556
Other liabilities	46

Total liabilities	282,198

Commitments and contingent liabilities (Note 2)

Net assets	$551,332,554

Analysis of net assets:
Paid-in-capital	$551,332,768
Total distributable earnings (deficits)	(214)

Net assets	$551,332,554

Shares outstanding at no par value (unlimited shares authorized)	551,347,047
Net assets	$551,332,554
Net asset value, offering and redemption price per share:	$1.00

† Cost of investments in unaffiliated securities	$291,249,554
# Cost of repurchase agreements	$259,000,000

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Operations

For the year ended December 31, 2024

Investment income:
Dividend income from unaffiliated securities	$82,871
Interest income	32,993,534

Total investment income	33,076,405

Expenses:
Management and sub-advisory fees (Note 2)	630,241
Transfer agent fees	26,738
Custody and fund accounting fees	87,456
Professional fees	96,274
Registration fees and expenses	3,059
Prospectus and shareholder report expenses	18,602
Trustee fees (Note 2)	36,379
Line of credit interest expense (Note 7)	8,145
Other expenses*	341,794

Total expenses	1,248,688

Net investment income	31,827,717

Realized gain from investments:
Net realized gain from:
Investments in unaffiliated securities	3,641

Net gain from investments	3,641

Net increase in net assets resulting from operations.	$31,831,358

* Of this amount, $311,950 represents Recouped Expenses from prior fiscal year.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase in net assets:
Operations:
Net investment income	$31,827,717	$30,910,311
Net realized gain from investments in unaffiliated securities	3,641	3,252

Net increase in net assets resulting from operations	31,831,358	30,913,563

Distributions to shareholders:
Total retained earnings	(31,831,358)	(30,915,651)

Net distributions to shareholders	(31,831,358)	(30,915,651)

Capital share transactions (Note 8):
Proceeds from sales of shares	3,487,010,877	3,701,446,339
Reinvestment of dividends and distributions	28,702,731	26,513,412
Cost of shares redeemed	(3,727,177,134)	(3,526,750,355)

Net increase (decrease) in net assets from capital share transactions	(211,463,526)	201,209,396

Net increase (decrease) in net assets	(211,463,526)	201,207,308

Net assets:
Beginning of year	762,796,080	561,588,772

End of year	$551,332,554	$762,796,080

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of December 31, 2024, the Trust consists of three active series, one of which is presented in this filing: American Beacon U.S. Government Money Market Select Fund (the “Fund”). The remaining two active series are reported in a separate filing.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

In this reporting period, the Fund adopted ASU No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Interest income for the Fund is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined based on specific lot identification.

Dividends to Shareholders

Dividends from net investment income and net short-term capital gain, if any, are accrued daily and paid monthly. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management Agreement

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Fund. As compensation for performing the duties under the Management Agreement, the Manager receives from the Fund an annualized fee of 0.10% of the Fund’s average daily net assets. Management fees paid by the Fund for the year ended December 31, 2024 were $630,241.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

Expense Reimbursement Plan

The Manager voluntarily agreed to limit the expense ratio of the Fund in order to maintain a minimum yield for the Fund. During the year ended December 31, 2024, the Manager waived and/or reimbursed expenses as follows:

Fund	Reimbursed Expenses	(Recouped) Expenses		Expiration of Reimbursed Expenses
U.S. Government Money Market Select	$-	$(311,950	)*	2027

* This amount represents Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statement of Operations.

Of the above amount, $26,350 was disclosed as a Payable for expense recoupment on the Statement of Assets and Liabilities at December 31, 2024.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The Fund did not record a liability for potential contingent reimbursement due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
U.S. Government Money Market Select	$272,396	$-	$-	2024
U.S. Government Money Market Select	39,554	76,915	-	2025

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of December 31, 2024, 90% of the Fund’s outstanding shares were held by affiliated American Beacon Funds.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The Fund values its investments and computes the net asset value (“NAV”) per share at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, each day that the Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities, with the exception of repurchase agreements, are valued at amortized cost, which approximates fair value; repurchase agreements are valued based on par, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Board. In the event that a deviation of 1⁄2 of 1% or more exists between the $1.00 per share price of the Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Other Government Money Market Fund Securities

The Fund, at times, may invest in shares of other government money market funds. Investments in the securities of other government money market funds may involve duplication of advisory fees and certain other expenses. By investing in another government money market fund, the Fund becomes a shareholder of that government money market fund. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other government money market fund, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investment in other government money market funds may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Repurchase Agreements

A repurchase agreement is an agreement between the Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer, sometimes to be held by an eligible third-party custodian. Under the agreement, the Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week or on demand. The price for the seller to repurchase the securities is greater than the Fund’s purchase price, reflecting an agreed upon rate that is the equivalent of interest. During the term of the repurchase agreement, the Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Because a repurchase agreement permits the Fund to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit the Fund to earn income while retaining flexibility in pursuit of longer-term investments. Repurchase agreements may exhibit the economic characteristics of loans by the Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

such event, the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. The Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the securities (if they are held through a third-party custodian) and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement.

Repurchase agreements that are collateralized fully may be deemed to be an acquisition of the underlying collateral (i.e. cash and/or Government Securities) and thus allow the Fund to have exposure to the seller that exceeds the typical issuer limit under Rule 2a-7.

As of December 31, 2024, the Fund had investments in repurchase agreements with a gross value of $259,000,000 as disclosed in the Schedule of Investments and the Statement of Assets and Liabilities.

U. S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U. S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates and credit ratings.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The terms of the variable or floating rate demand instruments that the Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Fund instructs otherwise.

The Fund may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for the Fund must also meet the requirements of rules issued by the U.S. Securities and Exchange Commission (“SEC”) applicable to the use of the amortized cost method of securities valuation, specifically Rule 2a-7 under the Act. The Fund will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Fund’s investments in such instruments will be subject to the limitation on illiquid investments.

Pursuant to Rule 2a-7 under the Act, variable or floating rate obligations may be deemed to have maturities shorter than their stated maturities as follows:

(1) An obligation that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate. A U.S. Government security that is a floating rate security shall be deemed to have a remaining maturity of one day.

(2) A variable rate obligation, the principal amount of which must unconditionally be paid in 397 days or less, will be deemed by the Fund to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) A floating rate obligation, the principal amount of which must unconditionally be paid in 397 days or less, will be deemed by the Fund to have a maturity of one day, except for purposes of determining the Fund’s weighted average life, in which case it shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

(4) A variable rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(5) A floating rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. As used above, an obligation is “subject to a demand feature” when the Fund is entitled to receive the approximate amortized cost of the security plus accrued interest, if any, at the later of the time of exercise or the settlement of the transaction, paid within 397 calendar days of exercise.

5. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The value of a security held by the Fund may decline if the security’s credit quality, or that of the security’s issuer or provider of credit support is downgraded or their credit quality otherwise falls. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies, which are not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund’s NAV to decline below $1.00 per share.

Interest Rate Risk

There is a risk that a decline in short-term interest rates would lower the Fund’s yield and the return on your investment, which may have an adverse effect on the Fund’s ability to provide a positive yield to its shareholders. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. Generally, the value of investments with interest rate risk will move in the opposite direction to movements in interest rates. When interest rates go up, the market values of previously issued money market instruments generally decline and may have an adverse effect on the Fund’s ability to maintain a stable $1.00 share price. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability to maintain a $1.00 share price. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk

In recent periods, fixed income instruments have experienced unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, risks associated with the United Kingdom’s vote to leave the European Union, the risk of a “trade war” between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasigovernmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

Net Asset Value Risk

There is no assurance that the Fund will meet its investment objective of maintaining a stable price of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a NAV of $1.00 per share.

Other Investment Companies Risk

The Fund may invest in shares of other government money market funds. To the extent that the Fund invest in shares of other government money market funds, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those Funds.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Repurchase Agreement Risk

The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and are issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), FHLB, and the FFCB, are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Variable and Floating Rate Securities Risk

The coupons on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. A variable rate security has a coupon that is adjusted at pre-designated periods in response to changes in the market rate of interest on which the interest rate is based. The coupon on a floating rate security is generally based on an interest rate, such as a money-market index, Secured Overnight Financing Rate (“SOFR”), LIBOR or a Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, the coupons on variable and floating-rate securities typically decrease. Alternatively, during periods of rising short-term interest rates, the coupons on variable and floating-rate securities typically increase. Changes in the coupons of variable and floating-rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating-rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Certain types of variable and floating rate instruments may be subject to greater liquidity risk than other debt securities.

Yield and Securities Selection Risk

The yield paid by the Fund will vary and may be affected by the Manager’s decisions regarding the Fund’s dollar-weighted average maturity (“WAM”) and dollar-weighted average life (“WAL”). If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield. Income from the Fund may be at rates less than inflation.

Offsetting Assets and Liabilities

The Fund is party to Master Repurchase Agreements (“Master Repo Agreements”) that govern transactions between the Fund and selected counterparties. The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements. The Fund has elected not to offset qualifying financial instruments on the Statement of Assets and Liabilities, as such financial instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Repo Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2024.

	Net Amount of Assets Presented in the Statement of Assets and Liabilities		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments(1)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Bank of American NA	$100,000,000	$(100,000,000)	$-	$-	$-
Credit Agricole CIB	99,000,000	(99,000,000)	-	-	-
Goldman Sachs & Co.	10,000,000	(10,000,000)	-	-	-
Societe Generale SA	50,000,000	(50,000,000)	-	-	-

	$259,000,000	$(259,000,000)	$-	$-	$-

(1) Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $266,173,439 has been received in connection with these transactions.

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

The tax character of distributions paid were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Distributions paid from:
Ordinary income*	$31,827,717	$30,914,324
Long-term capital gains	3,641	1,327

Total distributions paid	$31,831,358	$30,915,651

* For tax purposes, short-term gains are considered ordinary income distributions.

As of December 31, 2024, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Government Money Market Select	$550,249,554	$-	$–	$–

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
U.S. Government Money Market Select	$–	$-	$-	$–	$(214)	$(214)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to dividends payable.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

As of December 31, 2024, the Fund had no permanent differences.

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at December 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of December 31, 2024, the Fund did not have any capital loss carryforwards.

7. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

December 31, 2024

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended December 31, 2024, the Fund did not utilize these facilities.

8. Capital Share Transactions

The table below summarizes the activity in capital shares for the Fund Shares:

	Year Ended December 31,
	2024		2023
U.S. Government Money Market Select Fund	Shares	Amount	Shares	Amount
Shares sold	3,487,016,504	$3,487,010,877	3,701,449,387	$3,701,446,339
Reinvestment of dividends	28,702,731	28,702,731	26,513,412	26,513,412
Shares redeemed	(3,727,177,134)	(3,727,177,134)	(3,526,750,355)	(3,526,750,355)

Net (decrease) in shares outstanding	(211,457,899)	$(211,463,526)	201,212,444	$201,209,396

9. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon U.S. Government Money Market Select FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Year Ended December 31,
	2024		2023		2022		2021		2020

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.05		0.05		0.01		0.00	A	0.00	A
Net gains on investments (both realized and unrealized)	0.00	A	0.00	A	0.00	A	0.00	A	0.00	A

Total income from investment operations	0.05		0.05		0.01		0.00		0.00

Less distributions:
Dividends from net investment income	(0.05)		(0.05)		(0.01)		(0.00	)A	(0.00	)A
Distributions from net realized gains	-		-		-		(0.00	)A	-

Total distributions	(0.05)		(0.05)		(0.01)		(0.00)		-

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total returnB	5.18%		5.00%		1.48%		0.01%		0.39%

Ratios and supplemental data:
Net assets, end of period	$551,332,554		$762,796,080		$561,588,772		$777,441,315		$860,693,357
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.20%		0.20%		0.16%		0.14%		0.14%
Expenses, net of reimbursements and/or recoupments	0.20%		0.20%		0.14%		0.06%		0.14%
Net investment income (loss), before expense reimbursements and/or recoupments	5.05%		4.89%		1.32%		(0.07)%		0.40%
Net investment income, net of reimbursements and/or recoupments	5.05%		4.89%		1.34%		0.01%		0.40%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Federal Tax Information

December 31, 2024 (Unaudited)

Certain tax information regarding the Fund are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended December 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Fund designated the following items with regard to distributions paid during the fiscal year ended December 31, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Long-Term Capital Gain Distributions:

U.S. Government Money Market Select Fund	$3,641

Short-Term Capital Gain Distributions:

U.S. Government Money Market Select Fund	$0

Of the ordinary dividends paid to the shareholders of the Fund during the tax year ended December 31, 2024, 14.99% were derived from U.S. Treasury Obligations.

Shareholders received notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Select Funds and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.

AR 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
President
American Beacon Select Funds
Date: March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
President
American Beacon Select Funds
Date: March 6, 2025

By	/s/ Sonia L. Bates

Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Select Funds
Date: March 6, 2025